SCHEDULE OF DUE TO RELATED PARTY TRANSACTIONS (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Shenzhen Media [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current	[1]	$ 1,417,402	$ 946,944
Mario Yau Kwan Ho [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current	[2]	148,665	325,277
Xingjing Culture Media [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current	[3]	90,003	86,228
Wuhan Lingsheng [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current			5,353
Wuhan Yingyi [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current			9,006
Related Party [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current		1,656,070	1,372,808
Subtotal of amount due to related parties-non-current			131,017
Total		1,656,070	1,503,825
Shenzhen Xingjing [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-non-current	[4]		$ 131,017

[1]	In April 2021, the Group entered into a cooperation agreement with the related party and agreed to allocate 60% of the government subsidies received to the related party. As of December 31, 2024 and December 31, 2025, the balance represents government subsidies the Group received and should pay to the related party.
[2]	The balances represented the service fee for Mario Yau Kwan Ho who provided services to the reality show that hosted by the customers.
[3]	The balances represented interest-free loan from related parties for daily operations, which were due on demand.
[4]	Beginning in 2025, Shenzhen Xingjing has become a subsidiary of the Group through consolidation and is no longer considered a related party.